ADDITIONAL EVENTS OCCURRING SUBSEQUENT TO THE DATE THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS WERE AVAILABLE (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended
	Jan. 13, 2014	Jan. 31, 2014	Apr. 29, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from warrants exercised	$ 4,000		$ 150,000	$ 1,200,000
Common share issued, upon conversion of warrants				400,000
Warrants exercise price				$ 3.00
Warrants Exercise				400,000
Warrant term		5 years		5 years